UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: 30 JUNE 2003

Check here if Amendment [ ];           Amendment Number:
This Amendment (Check only one):       [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
           ----------------------------------------
           One Maritime Plaza, Suite 1400
           San Francisco, CA  94111
           ----------------------------------------

Form 13F File Number: 28-10080
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Partner
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.             San Francisco, CA           August 7, 2003
--------------------------------------------------------------------------------
[Signature]                            [City, State]                 [Date]


Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
                                  ---------------

Form 13F Information Table Entry Total:       17
                                       ---------------

Form 13F Information Table Value Total:   $724,116
                                       --------------
                                         (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC

                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp.                    COM       005125109     12050        790200     Sh           Sole      N/A        790200
Copart, Inc.                    COM       217204106     11245       1189967     Sh           Sole      N/A       1189967
First Health Group Corp         COM       320960107     74353       2692000     Sh           Sole      N/A       2692000
Gartner Group, Inc.             COM       366651107     58538       7722700     Sh           Sole      N/A       7722700
Gartner Group, Inc.             CL B      366651206     33262       4434946     Sh           Sole      N/A       4434946
Insurance Auto Auctions, Inc.   COM       457875102     27657       2184600     Sh           Sole      N/A       2184600
Invitrogen Corp                 COM       46185R100     77067       2006962     Sh           Sole      N/A       2006962
LeCroy Corp                     COM       52324W109     14131       1475072     Sh           Sole      N/A       1475072
Lifeline Systems, Inc.          COM       532192101     35758       1259100     Sh           Sole      N/A       1259100
Lincare Holdings, Inc.          COM       532791100     72888       2305853     Sh           Sole      N/A       2305853
Martha Stewart Living           COM       573083102     39626       4220097     Sh           Sole      N/A       4220097
MedQuist, Inc.                  COM       584949101     46482       2297709     Sh           Sole      N/A       2297709
Mentor Corp                     COM       587188103    114683       5911518     Sh           Sole      N/A       5911518
OneSource Information Svcs      COM       68272J106     27770       3707697     Sh           Sole      N/A       3707697
PSS World Medical, Inc.         COM       69366A100      2435        425000     Sh           Sole      N/A        425000
Per-Se Technologies             COM       713569309     59631       5372240     Sh           Sole      N/A       5372240
Vitalworks, Inc.                COM       928483106     16535       4250655     Sh           Sole      N/A       4250655
